Tangible assets	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a) Changes
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balance at 1 January 2023	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837
Additions / disposals (net) due to change in the scope of consolidation	28	(1,192)	—	(1,164)	—	—	—	—
Additions / disposals (net)	730	(1,716)	(17)	(1,003)	179A	—	—	179
Transfers, exchange differences and other items	(1,345)	1,003	(104)	(446)	(235)	—	—	(235)
Balance at 31 December 2024	25,656	23,399	1,455	50,510	4,781	—	—	4,781
Additions / disposals (net) due to change in the scope of consolidation	4	—	7	11	—	—	—	—
Additions / disposals (net)	326	(2,603)	(58)	(2,335)	(40)A	—	—	(40)
Transfers, exchange differences and other items	(1,845)	(1,743)	188	(3,400)	(450)	—	—	(450)
Balance at 31 December 2025	24,141	19,053	1,592	44,786	4,291	—	—	4,291

Accumulated depreciation
Balances at 1 January 2023	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,689)	—	(11)	(1,700)	(580)	—	—	(580)
Transfers, exchange differences and other items	1,653	(2,744)	(16)	(1,107)	69	—	—	69
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
Disposals due to change in the scope of consolidation	—	686	—	686	—	—	—	—
Disposals	672	3,214	—	3,886	196	—	—	196
Charge for the year	(1,544)	—	(9)	(1,553)	(460)	—	—	(460)
Transfers, exchange differences and other items	890	(2,902)	46	(1,966)	59	—	—	59
Balance at 31 December 2024	(12,619)	(4,784)	(162)	(17,565)	(2,814)	—	—	(2,814)
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	663	2,428	—	3,091	177	—	—	177
Charge for the year	(1,323)	—	(8)	(1,331)	(405)		—	(405)
Transfers, exchange differences and other items	1,150	(1,917)	(32)	(799)	381	—	—	381
Balance at 31 December 2025	(12,129)	(4,273)	(202)	(16,604)	(2,661)	—	—	(2,661)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balance at 1 January 2023	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(113)	(29)	(12)	(154)	(38)	—	—	(38)
Releases	4	11	4	19	3	—	—	3
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	64	47	(38)	73	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)
Impairment charge for the year	(276)	(70)	(81)	(427)	(31)	—	—	(31)
Releases	34	3	8	45	10	—	—	10
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	53	—	—	53	19	—	—	19
Exchange differences and other	(14)	32	76	94	(2)	—	—	(2)
Balance at 31 December 2024	(401)	(39)	(418)	(858)	(49)	—	—	(49)
Impairment charge for the year	(172)	(79)	(15)	(266)	(41)	—	—	(41)
Releases	41	71	25	137	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	17	17	—	34	6	—	—	6
Exchange differences and other	166	3	40	209	9	—	—	9
Balance at 31 December 2025	(349)	(27)	(368)	(744)	(74)	—	—	(74)

Tangible assets, net
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	—	—	2,183
Balances at 31 December 2024	12,636	18,576	875	32,087	1,918	—	—	1,918
Balances at 31 December 2025	11,663	14,753	1,022	27,438	1,556	—	—	1,556
b) Tangible assets - For own use
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balance at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183

Land and buildings	15,113	(5,516)	(353)	9,244	1,882
IT equipment and fixtures	5,283	(3,926)	—	1,357	23
Furniture and vehicles	4,963	(3,130)	—	1,833	13
Construction in progress and other items	297	(47)	(48)	202	—
Balance at 31 December 2024	25,656	(12,619)	(401)	12,636	1,918

Land and buildings	14,067	(5,359)	(304)	8,404	1,536
IT equipment and fixtures	4,204	(3,003)	(10)	1,191	13
Furniture and vehicles	5,548	(3,746)	(1)	1,801	7
Construction in progress and other items	322	(21)	(34)	267	—
Balance at 31 December 2025	24,141	(12,129)	(349)	11,663	1,556
The carrying amount at 31 December 2025 in the foregoing table includes the following approximate amounts EUR 6,545 million (EUR 6,531 million at 31 December 2024 and EUR 7,119 million at 31 December 2023) relating to property, plant and equipment owned by group entities and branches located abroad.
c) Tangible assets - Leased out under an operating lease
Grupo Santander has assets leased out under operating leases where the company is the lessor and do not meet the accounting requirements to be classified as finance leases. The net cost of these leases is recorded as an asset and depreciated on a straight-line basis over the contractual term of the lease to the expected residual value.
The expected residual value and, consequently, the monthly depreciation expense may change during the term of the lease. The Group estimates expected residual values using independent data sources and internal statistical models. It also assesses the estimate of the residual value of these leases and adjusts the depreciation rate in line with the change in the expected value of the asset at the end of the lease.
Grupo Santander periodically assesses its investment in operating leases for impairment in certain circumstances, such as a systemic and material decrease in the values of used vehicles. If assets leased out under operating leases are deemed to be impaired, impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value as estimated by discounted cash flows.
Of the 14,753 EUR million that the Group had assigned to operating leases at 31 December 2025 (18,576 EUR and 19,518 EUR at 31 December 2024 and 2023, respectively), EUR 7,227 million (EUR 11,336 and EUR 12,525 at 31 December 2024 and 2023, respectively) relate to vehicles of Santander US Auto's business. The variable lease payments of various items of this business are not significant.
In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million

Maturity Analysis	2025
2025	3,988
2026	4,228
2027	1,332
2028	330
d) Tangible assets - Investment property
The fair value of investment property at 31 December 2025, 2024, 2023 amounted to EUR 1,194, 1,041 and 1,163 million, respectively. A comparison of the fair value of investment property at 31 December 2025, 2024 and 2023 with the net book value shows gross unrealised gains of EUR 172, 166 and 207 million, respectively, attributed completely to the group.
The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2025, 2024 and 2023 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.